Income Taxes (Details) $ in Millions	12 Months Ended
Jun. 30, 2021 USD ($)
Income Tax Disclosure [Abstract]
Loss carryforward description	The loss carryforward is $5,747 and expires beginning 2023.
Generally limited percentage	8.00%
Retained earnings for which federal income taxes have not been provided	$ 5.2
Amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction	$ 1.3